Provisions - Movement in the Present Value of Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 1,036
Net defined benefit liability (asset)	357	€ 1,036
Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	3,383	3,378
Translation differences	(98)	(193)
Current service cost	21	21
Interest cost	128	136
Actuarial losses and gains	(195)	136
Benefits paid	(143)	(154)
Inclusion of companies		61
Transfers	(466)
Other movements	(2)	(2)
Net defined benefit liability (asset)	2,628	3,383
Others
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	7
Net defined benefit liability (asset)	6	7
Others | Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	16	16
Translation differences	1	(2)
Current service cost	1	1
Interest cost	1	1
Actuarial losses and gains	0	0
Benefits paid	(1)	(1)
Inclusion of companies		0
Transfers	0
Other movements	0	1
Net defined benefit liability (asset)	18	16
Spain (Antares) | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	490
Net defined benefit liability (asset)		490
Spain (Antares) | Operating segments | Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	490	533
Translation differences	0	0
Current service cost	6	6
Interest cost	7	6
Actuarial losses and gains	4	(9)
Benefits paid	(41)	(46)
Inclusion of companies		0
Transfers	(466)
Other movements	0	0
Net defined benefit liability (asset)	0	490
United Kingdom | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	177
Net defined benefit liability (asset)	(22)	177
United Kingdom | Operating segments | Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,828	1,834
Translation differences	(12)	(67)
Current service cost	0	0
Interest cost	44	46
Actuarial losses and gains	(260)	60
Benefits paid	(50)	(46)
Inclusion of companies		0
Transfers	0
Other movements	(2)	1
Net defined benefit liability (asset)	1,548	1,828
Germany | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	151
Net defined benefit liability (asset)	149	151
Germany | Operating segments | Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	235	233
Translation differences	0	0
Current service cost	9	9
Interest cost	4	4
Actuarial losses and gains	(6)	(8)
Benefits paid	(3)	(3)
Inclusion of companies		0
Transfers	0
Other movements	0	0
Net defined benefit liability (asset)	239	235
Brazil | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	131
Net defined benefit liability (asset)	150	131
Brazil | Operating segments | Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	734	737
Translation differences	(81)	(109)
Current service cost	4	3
Interest cost	65	73
Actuarial losses and gains	68	85
Benefits paid	(41)	(55)
Inclusion of companies		0
Transfers	0
Other movements	0	0
Net defined benefit liability (asset)	749	734
Telefónica Hispam Norte | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	72
Net defined benefit liability (asset)	68	72
Telefónica Hispam Norte | Operating segments | Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	72	18
Translation differences	(3)	(13)
Current service cost	1	2
Interest cost	5	5
Actuarial losses and gains	(2)	7
Benefits paid	(5)	(3)
Inclusion of companies		61
Transfers	0
Other movements	0	(5)
Net defined benefit liability (asset)	68	72
Telefónica Hispam Sur | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	8
Net defined benefit liability (asset)	6	8
Telefónica Hispam Sur | Operating segments | Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	8	7
Translation differences	(3)	(2)
Current service cost	0	0
Interest cost	2	1
Actuarial losses and gains	1	1
Benefits paid	(2)	0
Inclusion of companies		0
Transfers	0
Other movements	0	1
Net defined benefit liability (asset)	€ 6	€ 8